Companies and Business Acquired and Divested - Summary of Assets and Liabilities Recognised as a Result of the Acquisition (Detail) - Payvision Holding BV [member] € in Millions	Jun. 30, 2018 EUR (€)
Disclosure of assets and liabilities arising from the acquisition [line items]
Cash and balances with central banks	€ 116
Loans and advances to banks	32
Financial assets at fair value through Other Comprehensive Income	2
Property and equipment	3
Intangible assets	125
Other assets	17
Customer deposits	1
Current tax liability	2
Deferred tax liability	30
Other liabilities	166
Net identifiable assets	97
Less; non-controlling interest	24
Net identifiable assets acquired	€ 72